LEASES (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Lease [Abstract]
Cash outflow for leases	$ (17,968)	$ (17,002)	$ (19,147)